Earnings (Loss) Per Common Share from Continuing Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Earnings (loss) per common share from continuing operations
Income (loss) from continuing operations	$ (1,087,000,000)	$ 444,000,000	$ 1,398,000,000
Basic weighted-average shares	584,552,000	581,674,000	581,342,000
Effect of dilutive securities:
Diluted weighted-average shares	584,552,000	589,385,000	592,719,000
Earnings (loss) per common share from continuing operations:
Basic	$ (1.86)	$ 0.76	$ 2.41
Diluted	$ (1.86)	$ 0.76	$ 2.37
Stock options excluded
Options excluded (millions)	2,400,000	3,700,000	6,400,000
Weighted-average exercise price of options excluded	32.41	30.21	26.41
Exercise price ranges of options excluded, minimum	22.68	20.28	16.4
Exercise price ranges of options excluded, maximum	40.51	42.29	42.29
Fourth quarter weighted-average market price	22.47	19.81	16.37
Earnings (loss) per common share from continuing operations (Textuals) [Abstract]
Threshold of income loss from continuing operations attributable to company available to common stockholders for dilution calculation	219,000,000
Nonvested Restricted Stock Units [Member]
Effect of dilutive securities:
Incremental common shares attributable to share-based payment arrangements under effects of dilutive securities item		2,216,000	1,334,000
Earnings (loss) per common share from continuing operations (Additional Textuals) [Abstract]
Number of weighted-average shares excluded from computation of diluted earnings per common share	3,200,000
Stock options [Member]
Effect of dilutive securities:
Incremental common shares attributable to share-based payment arrangements under effects of dilutive securities item		2,065,000	3,439,000
Earnings (loss) per common share from continuing operations (Additional Textuals) [Abstract]
Number of weighted-average shares excluded from computation of diluted earnings per common share	3,000,000
Convertible debentures [Member]
Effect of dilutive securities:
Incremental dilutive shares, Convertible debt		3,430,000	6,604,000
Earnings (loss) per common share from continuing operations (Additional Textuals) [Abstract]
Interest Expenses, net of tax		$ 1,200,000	$ 2,400,000
Number of weighted-average shares excluded from computation of diluted earnings per common share	2,200,000